CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated other comprehensive income (loss)	Total shareholder equity	Non-controlling Interest
Balance, shares at Dec. 31, 2018		5,000,000
Balance, amount at Dec. 31, 2018	$ 5,251,579	$ 5,000	$ 4,579,116	$ 294,158	$ 88,967	$ (234,237)	$ 4,733,004	$ 518,575
Acquisition of 8.8228% non-controlling interest	(453,669)	0	0	0	87,238	0	87,238	(540,907)
Net income	437,904	0	0	0	437,904	0	437,904	0
Appropriation to statutory reserve	0		0	85,794	(85,794)	0	0	0
Foreign currency translation gain	(55,839)					(78,171)	(78,171)	22,332
Balance, amount at Dec. 31, 2019	5,179,975	$ 5,000	4,579,116	379,952	528,315	(312,408)	5,179,975	0
Balance, shares at Dec. 31, 2019		5,000,000
Net income	1,208,696	$ 0	0	0	1,208,696	0	1,208,696	0
Appropriation to statutory reserve	0		0	171,194	(171,194)	0	0	0
Foreign currency translation gain	471,554					471,554	471,554
Issuance of ordinary shares in initial public offering, net, shares		1,333,333
Issuance of ordinary shares in initial public offering, net, amount	4,780,704	$ 1,333	4,779,371	0	0	0	4,780,704	0
Balance, amount at Dec. 31, 2020	11,640,929	$ 6,333	9,358,487	551,146	1,565,817	159,146	11,640,929	0
Balance, shares at Dec. 31, 2020		6,333,333
Net income	(1,249,881)	$ 0	0	0	(1,249,881)	0	(1,249,881)	0
Appropriation to statutory reserve	0			168,658	(168,658)	0	0	0
Foreign currency translation gain	232,001						232,001	0
Issuance of ordinary shares, net, shares		6,000,000
Issuance of ordinary shares, net, amount	29,047,088	$ 6,000	29,041,088	0	0	0	29,047,088	0
Share-based compensation, shares		1,515,000
Share-based compensation, amount	2,288,251	$ 1,515	2,286,736	0	0	0	2,288,251	0
Balance, amount at Dec. 31, 2021	$ 41,958,388	$ 13,848	$ 40,686,311	$ 719,804	$ 147,278	$ 391,147	$ 0	$ 41,958,388
Balance, shares at Dec. 31, 2021		13,848,333